Summary of significant accounting policies	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Summary of significant accounting policies
3.	Summary of significant accounting policies
The accounting policies applied are consistent with those applied in the annual consolidated financial statements as at and for the year ended 31 December 2021.

(A)	SUMMARY OF CHANGES IN ACCOUNTING POLICIES
A number of amendments to standards became mandatory for the first time for the financial year beginning on 1 January 2022 and have not been listed in these unaudited condensed consolidated financial statements as they either do not apply or are immaterial to AB InBev’s consolidated financial statements.

(B)	FOREIGN CURRENCIES
The most important exchange rates that have been used in preparing the financial statements are:

	Closing rate		Average rate
1 US dollar equals:	30 June 2022	31 December 2021	30 June 2022	30 June 2021
Argentinean peso	125.210300	102.749214	—	—
Brazilian real	5.237986	5.580497	5.049046	5.404575
Canadian dollar	1.292481	1.270792	1.268356	1.245300
Colombian peso	4 131.94	3 977.14	3 920.73	3 630.50
Chinese yuan	6.702977	6.352382	6.458363	6.471074
Euro	0.962742	0.882924	0.913529	0.827754
Mexican peso	19.984680	20.583378	20.324130	20.275664
Pound sterling	0.826224	0.741903	0.768921	0.719643
Peruvian nuevo sol	3.779000	3.976006	3.800274	3.708425
South Korean won	1 301.00	1 188.32	1 221.30	1 114.07
South African rand	16.380406	15.947907	15.476459	14.650513

The company applies hyperinflation accounting for its Argentinean subsidiaries. The 2022 results, restated for purchasing power, were translated at the June 2022 closing rate of 125.210300 Argentinean pesos per US dollar (2021 results – at the June 2021 closing rate of 95.730147 Argentinean pesos per US dollar).